Share-Based Payments (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Consultants and Employees
Statement Line Items [Line Items]
Number of share options granted | shares	8,396,222
Fair value in the grant date (thousand USD) | $	$ 5,185
Expected dividend yield | $
Outstanding as of December 31, 2018 | shares	5,647,175
Exercisable as of December 31, 2018 | shares	2,476,800
Consultants and Employees | Bottom of Range [Member]
Statement Line Items [Line Items]
Range of share price (USD)	$ 0.28
Range of exercise price (USD)	$ 0.28
Range of expected share price volatility	40.30%
Range of estimated life (years)	1 year 6 months
Range of weighted average of risk-free interest rate	0.56%
Consultants and Employees | Top of range [member]
Statement Line Items [Line Items]
Range of share price (USD)	$ 1.80
Range of exercise price (USD)	$ 2.30
Range of expected share price volatility	65.06%
Range of estimated life (years)	9 years 4 days
Range of weighted average of risk-free interest rate	1.98%
Directors [Member]
Statement Line Items [Line Items]
Number of share options granted | shares	3,545,000
Fair value in the grant date (thousand USD) | $	$ 3,170
Expected dividend yield | $
Outstanding as of December 31, 2018 | shares	2,070,000
Exercisable as of December 31, 2018 | shares	1,913,750
Directors [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Range of share price (USD)	$ 0.63
Range of exercise price (USD)	$ 1.44
Range of expected share price volatility	53.75%
Range of estimated life (years)	4 years
Range of weighted average of risk-free interest rate	0.88%
Directors [Member] | Top of range [member]
Statement Line Items [Line Items]
Range of share price (USD)	$ 1.89
Range of exercise price (USD)	$ 1.84
Range of expected share price volatility	61.27%
Range of estimated life (years)	5 years
Range of weighted average of risk-free interest rate	1.32%
Yissum [Member]
Statement Line Items [Line Items]
Number of share options granted | shares	559,097
Fair value in the grant date (thousand USD) | $	$ 742
Range of share price (USD)	$ 1.84
Range of exercise price (USD)	$ 0.71
Range of expected share price volatility	57.26%
Range of estimated life (years)	5 years
Range of weighted average of risk-free interest rate	1.15%
Expected dividend yield | $
Outstanding as of December 31, 2018 | shares	223,697
Exercisable as of December 31, 2018 | shares	223,697